Schedule of Investments
November 30, 2023 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 46.31% (5)

Air Transportation, Scheduled - 0.92%
Southwest Airlines Co., 5.250%, due 5/04/25	150,000	149,063

Aircraft - 0.87%
Boeing Co., 2.600%, due 10/30/25	150,000	141,815

Beverages - 0.62%
Keurig Dr. Pepper, Inc., 3.130%, due 12/15/2023	100,000	99,911

Commercial Banks - 2.77%
Bank of Montreal, 6.100%, due 8/29/28	100,000	99,628
Toronto Dominion Bank, 6.000%, due 11/09/2025	100,000	100,182
Toronto Dominion Bank, 6.100%, due 8/16/28	250,000	248,544

		448,354

Electric Services - 0.31%
Southern California Edison Co. Series E, 9.832%, to 8/01/49 (3-month US Libor + 4.199%, to 08/01/49 (a) (b)	50,000	49,950

Financial Services - 1.73%
CommunityWide Federal Credit Union, 5.000%, due 12/08/2025	150,000	149,243
General Motors Financial Company, Inc. Series C, 5.700%, to 9/30/30 (a) (b)	150,000	131,600

		280,843

General Building Contractors - Residential Buildings - 0.60%
Lennar Corp., 4.750%, due 11/29/27	100,000	97,956

Hotels and Motels - 0.62%
Marriott International, Inc., Series Z, 4.150%, 12/01/23	100,000	100,000

Investment Advice - 1.18%
Affiliated Managers Group, Inc., 3.500%, due 8/01/25	200,000	192,071

Micellaneous Business Credit Institution - 0.61%
Ford Motor Credit Co. LLC., 6.800%, due 8/20/2025	100,000	99,143

Miscellaneous Publishing - 0.61%
Thomson Reuters Corp., 3.85%, due 9/29/24	100,000	98,162

National Commercial Banks - 9.62%
Banc of California, Inc., 5.250%, due 4/15/25	200,000	189,790
Bank of America Corp., 6.550%, 10/20/2033	200,000	200,024
SouthState Bank Corp., 5.750%, to 6/01/25 (a)	10,000	9,420
JPMorgan Chase & Co. Series B, 6.133%, due 2/01/27 (3-month US Libor + .50%)	150,000	143,269
JPMorgan Chase & Co. Series CC, 8.213%, due 2/01/24	150,000	149,000
JPMorgan Chase & Co., 8.888%, 2/01/24 Perp	150,000	150,600
Keycorp, 2.250%, due 4/06/27	200,000	173,933
Old National Bancorp, 4.125%, due 8/15/24	100,000	98,626
Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	100,000	80,297
Truist Financial Corp. Series Q, 5.100%, to 3/01/30	75,000	64,500
TTCU Federal Credit Union, 5.000%, 7/26/27	150,000	148,653
U.S. Bancorp, 3.700%, to 1/15/27 (a) (b)	200,000	152,074

		1,560,186

Natural Gas Distribution - 0.31%
National Fuel Gas Co., 5.200%, due 7/15/25	50,000	49,463

Other Sectors - 0.29%
Conservation Fund, 3.474%, 12/15/29	55,000	47,315

Paper Mills - 1.05%
Georgia-Pacific, LLC., 7.750%, 11/15/2029	150,000	169,393

Personal Credit Institutions - 1.40%
Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	100,000	92,786
OneMain Finance Corp., 3.500%, due 1/15/27	150,000	134,055

		226,841

Retail-Department Store - 0.22%
Dillards, Inc., 7.750%, due 7/15/26	35,000	36,091

Security Brokers, Dealers & Flotation Companies - 2.37%
Capital Southwest Corp., 3.375%, due 10/01/26	100,000	86,497
Charles Schwab Corp., 3.750%, due 4/01/24	200,000	198,580
Goldman Sachs Group, Inc. Series MTN, 6.100%, due 8/31/2028	100,000	99,679

		384,756

Services-Equipment Rental & Leasing - 1.44%
Air Lease Corp., 3.625%, due 12/01/27	100,000	92,596
United Rentals, Inc., 3.875%, due 11/15/27	150,000	141,034

		233,630

Services-General Medical & Surgical Hospitals - 1.60%
HCA Healthcare, Inc., 7.050%, due 12/01/27	250,000	260,030

Services - Miscellaneous Amusement & Recreation - 3.26%
Walt Disney Co., 7.700%, due 10/30/25	400,000	418,799
Walt Disney Co., 6.750%, due 1/09/2038	100,000	109,358

		528,157

Services-Prepackaged Software - 0.88%
VMWare, Inc., 3.900%, due 8/21/27	150,000	142,939

State Commercial Banks - 10.80%
Ally Financial, Inc. Series B, 4.700%, to 5/15/26 (a) (b)	150,000	105,639
Eagle Bancorp, Inc., 5.750%, due 9/01/24	150,000	141,501
Fifth Third Bancorp Series L, 4.500%, to 9/30/2025 (a) (b)	150,000	135,180
Fifth Third Bancorp., 4.300%, 1/16/24	300,000	299,125
First Citizens Bank, 6.125%, due 3/09/28	350,000	349,950
Hilltop Holdings, Inc., 5.000%, due 4/15/25	100,000	95,024
Merchants Bancorp, 5.250%, to 10/01/27	4,000	99,600
State Street Corp., 7.350%, due 6/15/26	500,000	522,301
SVB Financial Group, 4.100%, to 2/15/31 (a) (b)	150,000	2,246

		1,750,566

Steel Works, Blast Furances & Rolling Mills (Coke Ovens) - 0.92%
Steel Dynamics, Inc., 5.00%, due 12/15/26	150,000	149,142

Telephone Communications (No Radio Telephone) - 0.32%
Indiana Bell Tel Co., Inc., 7.300%, due 8/15/26	50,000	52,071

Wholesale-Groceries & Related Products - 0.98%
Sysco Corp., 6.500%, due 8/01/28	152,000	158,316

Total Corporate Bonds	(Cost $ 8,203,642)	7,506,164

Exchange-Traded Funds - 0.19% (3)

iShares US Preferred Stock ETF	1,000	30,660

Total Exchange-Traded Funds	(Cost $ 37,982)	30,660

Real Estate Investment Trusts - 0.58% (3)

Ready Capital Corp., 5.750%, due 2/15/26	4,000	94,480

Total Real Estate Investment Trusts	(Cost $ 100,000)	94,480

Municipal Bonds - 20.56% (5)

Arizona - 0.03%
Maricopa County School District No. 66 Roosevelt Elementary 6.243%, due 7/01/26	5,000	5,097

California - 0.59%
Sacramento Cnty., CA Pension Oblg., 6.625%, due 8/01/24	95,000	95,690

Florida - 0.85%
North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/01/27	150,000	136,631

Georgia - 0.32%
Georgia Local Government, 4.750%, due 6/01/28	50,000	51,367

Illinois - 0.80%
Illinois Build America Bond, 6.900%, due 3/01/2035	125,000	130,353

Indiana - 6.18%
Beech Grove, IN Sch Bldg. Corp., 2.850%, due 7/05/25	140,000	135,836
Elkhart Community Schools, 3.100%, due 7/20/24	250,000	246,575
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	165,000	169,245
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	100,000	102,603
Gary Community School, 3.200%, due 7/15/29	50,000	46,698
Gary Community School, 3.500%, 1/15/33	25,000	22,425
Plainfield Redevelopment Commission, 2.000%, due 2/01/29	300,000	253,413
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 2/01/26	25,000	24,414

		1,001,209

Maryland - 0.62%
Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	100,000	99,989

Michigan - 1.03%
Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	177,500	167,659

Nebraska - 1.24%
Omaha NE Special Obligation Taxable Ref Riverfront, 6.400%, due 2/01/26	200,000	201,576

New York - 1.82%
New York St Dorm Auth Revenues, 1.085%, due 7/01/24	200,000	194,922
New York St Dorm Auth Revenues, 5.289%, due 3/15/33	100,000	99,615

		294,537

Ohio - 2.32%
Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/25	100,000	92,291
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/25	60,000	60,759
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/26	10,000	10,153
Cleveland OH Public Power Sys Revenue, 5.500%, due 11/15/38	100,000	100,044
JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 01/01/28	125,000	112,664

		375,911

Oklahoma - 0.06%
Garfield County, OK, 6.000%, due 9/01/24	10,000	10,023

Oregon - 1.10%
Oregon State Sch Brds Assn Pension, Series B, 5.450%, due 6/30/24	25,000	24,997
Philomath, Oregon Sch District, 5.472%, due 6/15/27	150,000	152,985

		177,982

Pennsylvania - 1.67%
East-Norriton-Plymouth-Whitpain Joint Sewer Authority, 1.832%, due 8/01/28	200,000	174,784
Pennsylvania Higher Educational Facs Authority Revenue, 3.000%, 6/15/25	100,000	96,667

		271,451
Texas - 1.08%
North Texas Tollway Authority, 8.410%, due 2/01/30	49,000	53,344
Somerset Hills Road Dist #4 Texas, 5.125%, due 8/15/34	125,000	122,109

		175,453

Washington - 0.85%
City of Bellevue, WA, 0.751%, due 12/01/25	150,000	137,623

Total Municipal Bonds	(Cost $ 3,447,603)	3,332,551

US Government Treasury - 23.67%

U.S. Government Treasury Bill, 0.000%, due 12/21/23	500,000	498,538
U.S. Government Treasury Bill, 0.000%, due 1/18/24	250,000	248,248
U.S. Government Treasury Bill, 0.000%, due 3/21/24	550,000	541,135
U.S. Government Treasury Note/Bond, 0.250%, due 3/15/24	800,000	788,437
U.S. Government Treasury Note/Bond, 4.625%, due 2/28/25	550,000	547,121
U.S. Government Treasury Note/Bond, 3.875%, due 3/31/25	500,000	492,695
U.S. Government Treasury Note/Bond, 3.875%, due 8/15/33	750,000	721,172

		3,837,346

Total US Government Treasury	(Cost $ 3,827,995)	3,837,346
Preferred Securities - 5.28%

Asset Management - 0.32%
B Riley Financial, Inc., 6.50%, due 09/30/26	3,000	51,450

National Commercial Banks - 4.40%
BAC Capital Trust XIII Series F, 6.071% (3-month Libor + 0.40%) (b) (4)	100,000	73,500
Huntington Bancshares, Inc. Series E, 8.535%, to 01/16/24 (a) (b)	150,000	135,027
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	150,000	127,526
Key Corp. Capital I, 6.396%, due 7/01/28 (3-month US Libor + 0.74%) FRN	100,000	84,718
Mellon Capital IV Series 1, 6.224%, to 12/20/23 (3-month US Libor + 0.565%) (b) (4)	200,000	153,593
PNC Capital Trust C, 6.241%, due 6/01/28 (3-month Libor + 0.57%) FRN	150,000	140,077

		714,441

State Commercial Banks - 0.56%
Medallion Bank Utah Series F, 8.000%, to 4/01/25 (a) (b)	4,000	90,400

Total Preferred Securities	(Cost $ 721,197)	856,291

Structured Note - 1.65% (5)
	Shares	Value
Security Brokers, Dealers & Flotation Companies - 1.65%
Goldman Sachs Group, Inc. Series MTN, 0.00%, Capped at 10% (4) (maturity date: 12/13/28)	100,000	74,231
Goldman Sachs Group, Inc., 0.00%, Capped at 10% (4) (maturity date: 11/13/28)	120,000	90,780
Morgan Stanley, Series MTN, 0.000%, due 8/19/28 Capped at 10% (4)	25,000	17,584
Morgan Stanley, Series MTN, 0.000%, due 8/30/28 Capped at 12% (4)	114,000	84,075

		266,670

Total Structured Note	(Cost $ 446,614)	266,670

Money Market Registered Investment Companies - 0.64%

Federated Treasury Obligation Fund - Institutional Shares 5.23% (4)	103,209	103,209

Total Money Market Registered Investment Companies	(Cost $ 103,209)	103,209

Total Investments - 98.87%	(Cost $ 1,688,242)	16,027,371

Other Assets Less Liabilities - (1.13%)		182,384

Total Net Assets - 100.00%		16,209,755

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$375,319	$-
Level 2 - Other Significant Observable Inputs	15,652,052	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,027,371	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at November 30, 2023.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.